Apr. 14, 2021
KraneShares Electric Vehicles and Future Mobility Index ETF
KraneShares Electric Vehicles and Future Mobility Index ETF (the “Fund”)
KRANESHARES TRUST

KraneShares Electric Vehicles and Future Mobility Index ETF
(the “Fund”)

Supplement dated April 14, 2021 to the currently effective Summary Prospectus and Statutory
Prospectus as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective June 15, 2021, the underlying index for the Fund will be changed to the Bloomberg Electric Vehicles Index. In addition, in the Prospectus for the Fund, all references to the Solactive Electric Vehicles and Future Mobility Index are replaced with the Bloomberg Electric Vehicles Index.

Also, effective June 15, 2021, the Fund’s 80% policy will be as follows:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Bloomberg Electric Vehicles Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components, securities underlying depositary receipts in the Underlying Index and instruments that have economic characteristics similar to securities included in the Underlying Index.

As a result of these changes, effective June 15, 2021, the following changes are made to the Prospectus for the Fund:

1.	In the Prospectus for the Fund, the disclosures under “Investment Objective” and “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

Investment Objective
The KraneShares Electric Vehicles and Future Mobility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Bloomberg Electric Vehicles Index (the “Underlying Index”).

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components, securities underlying depositary receipts in the Underlying Index and instruments that have economic characteristics similar to securities included in the Underlying Index. The Underlying Index is designed to track the equity market performance of companies engaged in the production of electric vehicles or their components or in other initiatives that may change the future of mobility, as determined by Bloomberg, the provider of the Underlying Index (“Index Provider”). This includes companies that are expected to derive significant revenues from electric vehicles, energy storage technologies, autonomous navigation technology, lithium and copper mining, and hydrogen fuel cells.

To be eligible for inclusion in the Underlying Index, a security must be a member of the Bloomberg Global Equity Index and classified as belonging to the vehicles, electrical vehicle components, batteries, hydrogen fuel cells, or raw materials sector classifications as determined by the Bloomberg Intelligence Theme-Basket committee. To determine eligibility, Bloomberg Intelligence uses a multistep process that (1) proposes companies and key terms associated with the above-named sector classifications; (2) searches filings of actively traded public companies for occurrences of key terms to affirm proposed companies and find missing companies; and (3) back-tests to see how closely the identified companies trade together as a group. Finally, the Bloomberg Intelligence Theme-Basket committee reviews the results to determine the final composition of the Underlying Index.

The Underlying Index is a modified market capitalization weighted index. The initial weight of each security is determined by dividing the free float market capitalization of each security by the sum of the free float market capitalizations of all the securities in the index. Using a two-step capping process, the initial weights are distributed such that the top 8 securities by free float market capitalization are subject to a 5% cap. Securities after the top 8 by free float market capitalization are subject to a 2.5% cap. Any excess weight from capping is then redistributed proportionally to the remaining uncapped securities.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates. The Fund will not purchase shares of an investment company if it would cause the Fund to (i) own more than 3% of such investment company’s voting shares; (ii) invest more than 5% of its total assets in such investment company; or (iii) invest more than 10% of its total assets in investment companies.

Although the Fund reserves the right to replicate (or hold all components of) the Underlying Index, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. Electric vehicles and mobility are not recognized industries, sub-industries or sectors. Therefore, to identify issuers engaged in those industries, the Index Provider cannot solely rely on traditional categorizations such as the Global Industry Classification Standard. As of April 6, 2021, the Underlying Index included 55 securities of companies with a float market capitalization range of approximately $561 million to $533 billion and an average float market capitalization of approximately $23 billion and the largest sectors represented in the Underlying Index were the Consumer Discretionary sector (33.6%), Materials sector (21.7%) and Technology sector (21.1%). As of April 6, 2021, the largest markets in the Underlying Index were China (34.2%), United States (21.5%) and Germany (13.8%). The Underlying Index is rebalanced quarterly.

The Fund may engage in securities lending.

Performance Information
2.	The following is added to the end of the first paragraph in the “Performance Information” section of the Prospectus for the Fund:

In addition, prior to June 15, 2021, the Fund previously sought to track the performance of the Solactive Electric Vehicles and Future Mobility Index, before fees and expenses.

Principal Risks
3.	In the Prospectus for the Fund, the following risks are added to the “Principal Risks” section:

South Korea Risk.
The Fund may be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

Japan Risk.
The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, and a heavy reliance on international trade, a significant portion of which is conducted with nearby developing nations in East and Southeast Asia.

Materials Sector Risk.
The materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.